SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2022	2021
300,000,000 common shares of $0.01 par value each (December 31, 2021: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2022	2021
138,562,173 common shares of $0.01 par value each (December 31, 2021: 138,551,387 common shares of $0.01 par value each)	1,386	1,386

The Company's common shares are listed on the New York Stock Exchange.

On January 1, 2022, the Company implemented the guidance contained in ASU 2020-06 which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06, was adopted using the modified retrospective method (see Note 2: Accounting Policies). Following the adoption, the 4.875% senior unsecured convertible notes due 2023 are reflected entirely as a liability as the embedded conversion feature is no longer presented within stockholders' equity. The cumulative effect of adopting this guidance was an incremental adjustment of $4.3 million to opening retained earnings, and a $5.9 million reduction to additional paid-in capital as of January 1, 2022. This net adjustment to equity of $1.6 million resulted in a corresponding decrease in deferred debt issuance costs.

During the year ended December 31, 2022, the Company issued a total of 10,786 new common shares, par value $0.01 per share, following the exercise of 85,500 share options (year ended 2021: cash payment of $0.1 million in lieu of issuing shares after the exercise of 129,000 share options and year ended 2020: 6,869 new common shares issued to satisfy 17,500 options exercised). In November 2016, the board of directors of the Company (the “Board of Directors”) renewed the Company's Share Option Scheme (the "Option Scheme"), originally approved in November 2006. The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (See also Note 25: Share Option Plan).
On April 12, 2022, the Board of Directors authorized a renewal of our dividend reinvestment plan, or DRIP, to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned, or other cash amounts, in SFL’s common shares on a regular or one time basis, or otherwise. On April 15, 2022, SFL filed a registration statement on Form F-3ASR (Registration No. 333-237971) to register the sale of up to 10,000,000 common shares pursuant to the DRIP. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, we may grant additional share sales to investors, from time to time, up to the amount registered under the plan.

In May 2020, we entered into an equity distribution agreement with BTIG LLC ("BTIG") under which the Company may, from time to time, offer and sell new ordinary shares having aggregate sales proceeds of up to $100.0 million through an ATM. In April 2022, we entered into an Amended and Restated ATM with BTIG. Under this agreement, the prior ATM established in May 2020 was terminated and replaced with a renewed ATM program, under which we may continue to offer and sell new common shares having aggregate sales proceeds of up to $100.0 million, from time to time through BTIG.

No new common shares were issued and sold under the DRIP and ATM arrangements during the year ended December 31, 2022. During the year ended December 31, 2021, the Company issued and sold 10.7 million shares under these arrangements and total proceeds of $89.4 million net of costs were received, resulting in a premium on issue of $89.3 million. During the year ended December 31, 2020, the Company issued and sold 8.4 million shares under these arrangements and total proceeds of $61.5 million net of costs were received, resulting in a premium on issue of $61.4 million.

In October 2021, the Company redeemed the full outstanding amount under the 5.75% senior unsecured convertible bonds due 2021. The remaining outstanding principal amount of $144.7 million was settled in cash. The bonds were convertible into common shares. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share to the share price at the time. Since then, dividend distributions had increased the conversion rate to 65.8012, equivalent to a conversion price of approximately $15.1973 per share, at maturity of the bond. As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $4.6 million and recorded as "Additional paid-in capital". During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $67.6 million. The equity component of these extinguished bonds was valued at $0.4 million and had been deducted from "Additional paid-in capital".

In November 2016, in relation with the Company's issue in October 2016 of senior unsecured convertible bonds totaling $225 million, the Company issued 8,000,000 new common shares, par value $0.01 per share. The shares were issued at par value and had been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. In December 2021, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into their custody. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2022 the fair value was determined to be nil (2021: nil).

At the Annual General Meeting of the Company held in August 2020, a resolution was passed to approve an increase of the Company’s authorized share capital from $2,000,000 equivalent to 200,000,000 common shares of $0.01 par value each to $3,000,000 equivalent to 300,000,000 common shares of $0.01 par value each by the authorization of an additional 100,000,000 common shares of $0.01 par value each.

At the Annual General Meeting of the Company held in September 2018, a resolution was passed to approve an increase of the Company’s authorized share capital from $1,500,000 divided into 150,000,000 common shares of $0.01 par value each to $2,000,000 divided into 200,000,000 common shares of $0.01 par value each by the authorization of an additional 50,000,000 common shares of $0.01 par value each.

In April 2018, the Company issued a total of 3,765,842 new common shares, par value $0.01 per share, from up to 7,000,000 issuable under a share lending arrangement in relation with the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The shares issued have been loaned to affiliates of the underwriters of the bond issue in order to assist investors in the bonds to hedge their position. The bonds are convertible into common shares and mature on May 1, 2023. As required by ASC 470-20 "Debt with Conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $7.9 million at issue date and recorded as "Additional paid-in capital". (See Note 22: Short-Term and Long-Term Debt). During the year ended December 31, 2022, the Company did not purchase any bonds. During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $2.0 million. The equity component of these extinguished bonds was valued at $0.1 million and has been deducted from "Additional paid-in capital".

During the year ended December 31, 2022, $37.3 million of the dividend declared was paid from contributed surplus (year ended 2021:$77.6 million).